Trade Payables - Summary of Trade payable (Detail) - BRL (R$) R$ in Thousands		Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable [Line Items]
Liabilities subject to compromise			R$ (2,139,312)	R$ (2,158,852)
Current		R$ 4,374,978	5,170,970	R$ 4,115,632
Non-current		3,592,296
Trade payables subject to the Judicial Reorganization	[1]	3,917,343	246,472
Trade payables not subject to the Judicial Reorganization		4,049,929	4,924,498
Total trade payables		7,967,272	5,170,970
Scenario, Previously Reported
Accounts Payable [Line Items]
Liabilities subject to compromise	[1]		(2,145,852)
Infrastructure, network and plant maintenance materials
Accounts Payable [Line Items]
Total trade payables		2,714,215	2,658,436
Services
Accounts Payable [Line Items]
Total trade payables		2,752,121	3,964,912
Rental of polls and rights-of-way
Accounts Payable [Line Items]
Total trade payables		307,472	399,996
ANATEL AGU
Accounts Payable [Line Items]
Total trade payables		7,039,592
Trade Notes, Accounts Payable and Other Liabilities [Member]
Accounts Payable [Line Items]
Total trade payables		660,496	R$ 293,478
Adjustment to present value
Accounts Payable [Line Items]
Total trade payables		R$ (5,506,624)

[1]	Certain amounts initially recorded as liabilities subject to compromise were adjusted and reclassified to reflect the new legal terms and conditions established by the JRP Court (Note 2).